Convertible Notes Payable (Details) - Schedule of convertible notes payable - USD ($)	Oct. 31, 2022	Jul. 31, 2022
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payable - derivative:	$ 4,325,000	$ 3,844,500
Total convertible notes payable derivative and non-derivative	5,130,735	4,567,735
Less: discount on convertible notes payable	(163,160)	(119,764)
Total convertible notes payable, net of discount	4,967,575	4,447,971
Less: current portion of convertible notes payable	(4,717,575)	(3,947,971)
Long-term portion of convertible notes payable	250,000	500,000
Convertible Notes Payable One [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	165,000	165,000
Convertible Notes Payable Two [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	325,000	275,000
Convertible Notes Payable Three [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	325,000	275,000
Convertible Notes Payables Four [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	90,000	75,000
Convertible Notes Payables Five [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	90,000	75,000
Convertible Notes Payables Six [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	180,000	150,000
Convertible Notes Payables Seven [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	1,500,000	2,250,000
Convertible Notes Payables Eight [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	260,000	230,000
Convertible Notes Payables Nine [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	260,000	230,000
Convertible Notes Payables Ten [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	165,000	119,500
Total convertible notes payable - derivative:	805,735	723,235
Convertible Notes Payables Eleven [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	75,000
Convertible Notes Payables Twelve [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	165,000
Convertible Notes Payables Thirteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	275,000
Convertible Notes Payable Fourteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	28,500
Convertible Notes Payable fifteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	71,500
Convertible Notes Payable sixteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	350,000
Convertible Notes Payables seventeen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative:	480,000	480,000
Convertible Notes Payables Eighteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative:	142,735	80,235
Convertible Notes Payables Nineteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative:	$ 183,000	$ 163,000